Share-based compensation - Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 7,330	$ 6,049
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,968	2,330
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,009	987
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	3,258	2,625
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 95	$ 107